Nuveen Global Real Estate Securities Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.7%
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 84 .7 % X 32,114,465
Data Center REITs - 6.3%
4,780 Digital Realty Trust Inc   $ 578,476
2,467 Equinix Inc   1,791,683
Total Data Center REITs 2,370,159
Diversified REITs - 4.4%
1,806 American Assets Trust Inc   35,127
2,103 Armada Hoffler Properties Inc   21,535
58 Daiwa House REIT Investment Corp   102,332
11,595 Essential Properties Realty Trust Inc   250,800
95 Hulic Reit Inc   101,294
178,431 LXI REIT Plc   197,675
41,776 Merlin Properties Socimi SA   351,496
629 Star Asia Investment Corp   243,458
48,741 Stockland   121,988
227 United Urban Investment Corp   236,318
Total Diversified REITs 1,662,023
Health Care REITs - 7.3%
7,999 CareTrust REIT Inc   163,980
480 Community Healthcare Trust Inc   14,256
37,669 Healthpeak Properties Inc   691,603
8,082 Omega Healthcare Investors Inc   267,999
18,669 Parkway Life Real Estate Investment Trust   50,354
18,821 Ventas Inc   792,929
9,776 Welltower Inc   800,850
Total Health Care REITs 2,781,971
Hotel & Resort REITs - 0.0%
724 DiamondRock Hospitality Co   5,814
Total Hotel & Resort REITs 5,814
Hotel & Resort REITs - 2.9%
5,436 Apple Hospitality REIT Inc   83,388
19,190 Host Hotels & Resorts Inc   308,383
86 Invincible Investment Corp   35,520
525 Japan Hotel REIT Investment Corp   274,123
13,654 RLJ Lodging Trust   133,673
2,364 Ryman Hospitality Properties Inc   196,874
5,731 Xenia Hotels & Resorts Inc   67,511
Total Hotel & Resort REITs 1,099,472
Industrial REITs - 18.8%
13,723 Americold Realty Trust Inc   417,316
41,524 CapitaLand Ascendas REIT   83,284
54,694 Centuria Industrial REIT   105,197
12,553 Dream Industrial Real Estate Investment Trust   118,668
66,284 FIBRA Macquarie Mexico, 144A   111,098
6,447 First Industrial Realty Trust Inc   306,813
35,656 Frasers Logistics & Commercial Trust   27,842
161 GLP J-Reit   143,903
67,931 Goodman Property Trust   86,111
7,959 Intervest Offices & Warehouses NV   115,281
37,222 LXP Industrial Trust   331,276
119,811 Mapletree Industrial Trust   197,780
176,103 Mapletree Logistics Trust   215,891
35 Mitsui Fudosan Logistics Park Inc   110,234

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Shares Description (a) Value
Industrial REITs (continued)
4,217 Montea NV   $ 299,433
66,216 Nexus Industrial REIT   350,519
36 Nippon Prologis REIT Inc   67,211
22,912 Prologis Inc   2,570,955
11,153 Rexford Industrial Realty Inc   550,401
2,140 STAG Industrial Inc   73,851
83,126 TF Administradora Industrial S de RL de CV   147,387
263,921 Tritax Big Box REIT PLC   449,144
182,696 Urban Logistics REIT PLC   244,752
Total Industrial REITs 7,124,347
Multi-Family Residential REITs - 11.9%
14,241 Apartment Income REIT Corp   437,199
1,228 AvalonBay Communities Inc   210,897
5,863 Camden Property Trust   554,523
296 Daiwa Securities Living Investments Corp   219,484
16,928 Elme Communities   230,898
17,162 Equity Residential   1,007,581
1,252 Essex Property Trust Inc   265,537
130,552 (b) Home Reit PLC   159
42,637 InterRent Real Estate Investment Trust   392,075
30,015 Killam Apartment Real Estate Investment Trust   384,952
1,682 Mid-America Apartment Communities Inc   216,389
39 Nippon Accommodations Fund Inc   164,615
2,011 UDR Inc   71,732
33,475 UNITE Group PLC/The   364,946
Total Multi-Family Residential REITs 4,520,987
Office REITs - 4.9%
5,078 Alexandria Real Estate Equities Inc   508,308
1,203 Boston Properties Inc   71,554
1,599 Corporate Office Properties Trust   38,104
13,394 Cousins Properties Inc   272,836
51 Daiwa Office Investment Corp   227,819
14,324 Dexus   66,771
2,404 Equity Commonwealth   44,161
3,090 Gecina SA   315,050
18 Nippon Building Fund Inc   72,892
184 Orix JREIT Inc   220,684
Total Office REITs 1,838,179
Other Specialized REITs - 4.3%
1,537 EPR Properties   63,847
11,433 Gaming and Leisure Properties Inc   520,773
36,462 VICI Properties Inc   1,061,044
Total Other Specialized REITs 1,645,664
Residential REITs - 0.1%
967 Boardwalk Real Estate Investment Trust   47,565
Total Residential REITs 47,565
Retail REITs - 14.5%
7,869 Agree Realty Corp   434,684
1,887 Brixmor Property Group Inc   39,212
79,832 CapitaLand China Trust   51,574
39,829 Charter Hall Retail REIT   79,879
10,077 CT Real Estate Investment Trust   101,567
622 Federal Realty Investment Trust   56,372
76,902 Fortune Real Estate Investment Trust   46,097
19,504 Frasers Centrepoint Trust   31,176
10 Kenedix Retail REIT Corp   19,336
53,918 Kimco Realty Corp   948,418

Shares Description (a) Value
Retail REITs (continued)
103,400 Link REIT   $ 505,578
9,810 NNN REIT Inc   346,685
13,155 Primaris Real Estate Investment Trust   130,654
5,365 Realty Income Corp   267,928
6,875 Regency Centers Corp   408,650
24,921 RioCan Real Estate Investment Trust   331,546
187,440 Scentre Group   294,537
4,694 Simon Property Group Inc   507,093
32,328 SITE Centers Corp   398,604
134,964 Vicinity Ltd   146,267
138,883 Waypoint REIT Ltd   199,790
9,142 Wereldhave NV   145,314
Total Retail REITs 5,490,961
Self-Storage REITs - 4.5%
3,363 CubeSmart   128,231
4,189 Extra Space Storage Inc   509,299
4,106 Public Storage   1,082,013
Total Self-Storage REITs 1,719,543
Single-Family Residential REITs - 0.8%
2,655 Invitation Homes Inc   84,137
1,871 Sun Communities Inc   221,414
Total Single-Family Residential REITs 305,551
Telecom Tower REITs - 4.0%
5,515 American Tower Corp   906,942
2,301 Crown Castle Inc   211,761
1,916 SBA Communications Corp   383,526
Total Telecom Tower REITs 1,502,229
Total Real Estate Investment Trust Common Stocks
(cost $32,652,269) 32,114,465
Shares Description (a) Value
X –
COMMON STOCKS - 13 .0 % X 4,912,472
Consumer Durables & Apparel - 0.4%
129,373 Cairn Homes PLC $ 149,267
Total Consumer Durables & Apparel 149,267
Health Care Equipment & Services - 1.0%
50,973 Chartwell Retirement Residences 385,792
Total Health Care Equipment & Services 385,792
Real Estate Management & Development - 10.2%
94,195 Capitaland India Trust 72,198
88,072 Capitaland Investment Ltd/Singapore 199,004
4,910 Catena AB 170,368
69,993 CK Asset Holdings Ltd 367,645
7,330 CRE Inc/Japan 77,662
16,012 CTP NV 228,720
38,006 Grainger PLC 108,323
34,980 Hysan Development Co Ltd 67,718
1,006 LEG Immobilien SE 69,180
40,039 Mitsubishi Estate Co Ltd 522,349
47,120 Mitsui Fudosan Co Ltd 1,037,771
95,552 Sino Land Co Ltd 107,461
48,515 Sun Hung Kai Properties Ltd 517,653
25,234 TAG Immobilien AG 263,648

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Shares Description (a) Value
Real Estate Management & Development (continued)
6,160 Wihlborgs Fastigheter AB $ 42,945
Total Real Estate Management & Development 3,852,645
Telecommunication Services - 1.4%
12,154 Cellnex Telecom SA, 144A 422,740
5,925 (c),(d) IHS Holding Ltd 32,884
5,819 Infrastrutture Wireless Italiane Spa 69,144
Total Telecommunication Services 524,768
Total Common Stocks
(cost $4,776,123) 4,912,472
Total Long-Term Investments
(cost $37,428,392) 37,026,937
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1% X –
36,681 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(f) $ 36,681
Total Investments Purchased with Collateral from Securities Lending
(cost $36,681) 36,681
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.0%
X –
REPURCHASE AGREEMENTS - 2 .0% 770,000
$ 770 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/29/23, repurchase price $770,339,
collateralized by $985,900, U.S. Treasury Bond, 3.375%, due
11/15/48, value $785,433
5.280% 10/02/23 $ 770,000
Total Repurchase Agreements
(cost $770,000) 770,000
Total Short-Term Investments
(cost $770,000) 770,000
Total Investments (cost $ 38,235,073 ) - 99 .8% 37,833,618
Other Assets & Liabilities, Net -  0.2% 65,018
Net Assets - 100% $ 37,898,636

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 25,725,695 $ 6,388,611 $ 159 $ 32,114,465
Common Stocks 418,676 4,493,796 – 4,912,472
Investments Purchased with Collateral from
Securities Lending 36,681 – – 36,681
Short-Term Investments:
Repurchase Agreements – 770,000 – 770,000
Total
$ 26,181,052 $ 11,652,407 $ 159 $ 37,833,618
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,551.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust